Stockholders' Equity - Schedule of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Risk-free interest rate	1.09%	2.44%	2.17%	2.96%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years	6 years
Expected volatility	52.00%	50.00%	50.00%	47.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%